-------------------------------------------
  ANNUAL REPORT
-------------------------------------------


-------------------------------------------
  DECEMBER 31, 1995                                 K-158 Money Market Funds
-------------------------------------------         Front Cover -
                                                    Front Cover -
                                                          A Logo for the Funds
-------------------------------------------               representing a Roman
  YOUR FOUNDATION FOR INVESTMENT STRENGTH                 column appears on the
-------------------------------------------               page.



                                                    The Kent
                                                    Money Market Fund
                                           The
                                          Kent      The Kent Michigan Municipal
                                    Funds/(R)/      Money Market Fund

-------------------------------------------
         MESSAGE TO SHAREHOLDERS
-------------------------------------------

Dear Kent Fund Shareholder:

We are pleased to provide The 1995 annual report to shareholders of The Kent Money Market Fund and The Kent Michigan Municipal Money Market Fund.

Throughout 1995, we have maintained our investment goal of providing investors with good value and opportunities for growth without undue risk.

Please call us at 1-800-633-KENT (1-800-633-5368) if you have questions about your investments. A Kent Funds Specialist is available to assist you. We are always pleased to answer questions from shareholders.


Sincerely,


The Kent Funds

------------


                 MONEY MARKET FUND
  The Kent       PORTFOLIO OF INVESTMENTS
  Funds          DECEMBER 31, 1995
------------

                                                                                               VALUE
  PAR VALUE                                                                                  (NOTE 2)
------------                                                                               ------------
COMMERCIAL PAPER - 46.27%

$  5,000,000    ABN AMRO North America Finance, Inc.
                5.43%, 02/05/96........................................................    $  4,972,826
   5,000,000    ABN AMRO North America Finance, Inc.
                5.47%, 03/05/96........................................................       4,950,578
   5,000,000    Ameritech Capital Funding
                5.22%, 01/16/96........................................................       4,988,396
   4,795,000    Ameritech Corp.
                5.50%, 03/05/96........................................................       4,747,348
   5,000,000    Budget Funding Corp.
                5.47%, 01/24/96........................................................       4,981,760
   5,000,000    Cargill, Inc.
                4.29%, 01/04/96........................................................       4,997,617
   5,000,000    Cargill Financial Services Corp.
                5.48%, 03/04/96........................................................       4,951,263
   5,000,000    Daimler Benz North America Corp.
                5.49%, 03/15/96........................................................       4,942,856
   8,600,000    Ford Motor Credit Co.
                5.37%, 03/25/96........................................................       8,491,038
   3,010,053    Ford Motor Credit Co.
                5.34%, 04/29/96........................................................       3,010,053
   5,000,000    General Electric Capital Corp.
                5.37%, 01/31/96........................................................       4,976,875
   5,000,000    General Electric Capital Corp.
                5.50%, 03/01/96........................................................       4,953,417
   5,000,000    General Electric Capital Corp.
                5.31%, 07/26/96........................................................       4,846,475
   5,000,000    General Motors Acceptance Corp.
                5.56%, 01/29/96........................................................       4,977,600
   5,000,000    General Motors Acceptance Corp.
                5.68%, 02/26/96........................................................       4,955,044
   5,000,000    General Motors Acceptance Corp.
                5.50%, 03/01/96........................................................       4,953,417
   5,000,000    General Motors Acceptance Corp.
                5.47%, 05/14/96........................................................       4,897,453
   5,000,000    GTE North, Inc.
                5.43%, 02/02/96........................................................       4,975,111
   3,000,000    Hanson Finance, Inc.
                5.25%, 01/12/96........................................................       2,994,748
   5,000,000    Hanson Finance, Inc.
                5.51%, 02/05/96........................................................       4,972,438
   5,000,000    Hanson Finance, Inc.
                5.53%, 02/09/96........................................................       4,969,288
   5,000,000    Hanson Finance, Inc.
                5.54%, 02/16/96........................................................       4,963,839
   7,965,000    Hanson Finance, Inc.
                5.55%, 02/28/96........................................................       7,892,496

                                                                                               VALUE
  PAR VALUE                                                                                  (NOTE 2)
------------                                                                               ------------
$  6,000,000    Heinz (H.J.) Co.
                5.01%, 01/08/96........................................................    $  5,993,315
   5,000,000    Heinz (H.J.) Co.
                5.44%, 02/05/96........................................................       4,972,778
   5,000,000    Heinz (H.J.) Co.
                5.55%, 02/08/96........................................................       4,969,917
   5,000,000    Household Finance Corp.
                5.42%, 01/19/96........................................................       4,985,700
   5,000,000    Lilly (Eli) & Co.
                5.13%, 01/12/96........................................................       4,991,444
   5,000,000    Michigan Consolidated Gas Co.
                5.54%, 02/12/96........................................................       4,966,925
   6,000,000    Michigan Consolidated Gas Co.
                5.53%, 02/16/96........................................................       5,956,683
   5,000,000    Morgan (J.P.) & Co.
                5.44%, 01/31/96........................................................       4,976,583
   4,200,000    Oakland-Alameda County California
                Coliseum Authority Lease Revenue
                5.78%, 01/10/96 (B)....................................................       4,200,000
   5,000,000    Oakland-Alameda County California
                Coliseum Authority Lease Revenue
                5.85%, 01/16/96 (B)....................................................       5,000,000
   7,000,000    Oakland-Alameda County California
                Coliseum Authority Lease Revenue
                5.82%, 01/19/96 (B)....................................................       7,000,000
   7,000,000    Oakland-Alameda County California
                Coliseum Authority Lease Revenue
                5.78%, 02/01/96 (B)....................................................       7,000,000
   6,000,000    PepsiCo, Inc.
                5.58%, 05/10/96........................................................       5,878,233
   5,000,000    Xerox Corp.
                5.18%, 01/11/96........................................................       4,992,083
   5,000,000    Xerox Credit Corp.
                5.56%, 05/20/96........................................................       4,891,111
                                                                                           ------------
                TOTAL COMMERCIAL PAPER.................................................     197,136,708
                (Cost $ 197,136,708)                                                       ------------

CERTIFICATES OF DEPOSIT - 36.38%

   5,000,000    ABN AMRO Bank
                5.74%, 01/18/96........................................................       4,999,849
   5,000,000    ABN AMRO Bank
                5.73%, 03/13/96........................................................       4,999,994
   5,000,000    Bank of Nova Scotia
                5.80%, 01/02/96........................................................       5,000,000
   5,000,000    Bank of Nova Scotia
                5.72%, 03/05/96........................................................       5,000,000

                      See Notes to Financial Statements.

------------


                 MONEY MARKET FUND
  The Kent       PORTFOLIO OF INVESTMENTS (continued)
  Funds          DECEMBER 31, 1995
------------

                                                                                               VALUE
  PAR VALUE                                                                                  (NOTE 2)
------------                                                                               ------------
$  5,000,000    Banque Nationale de Paris
                5.81%, 01/05/96........................................................    $  5,000,000
   5,000,000    Banque Nationale de Paris
                5.78%, 01/29/96........................................................       5,000,103
   5,000,000    Banque Nationale de Paris
                5.84%, 02/26/96........................................................       5,000,061
   5,000,000    Banque Nationale de Paris
                5.77%, 02/29/96........................................................       5,000,224
   5,000,000    Banque Nationale de Paris
                5.67%, 04/09/96........................................................       5,000,000
   5,000,000    Barclays Bank
                5.79%, 01/17/96........................................................       5,000,044
   5,000,000    Bayerische Landesbank
                5.78%, 01/02/96........................................................       4,999,999
   5,000,000    Bayerische Landesbank
                5.79%, 01/24/96........................................................       5,000,063
   5,000,000    Commerzbank A.G.
                5.82%, 01/08/96........................................................       5,000,000
   5,000,000    Commerzbank A.G.
                5.80%, 01/31/96........................................................       5,000,041
   5,000,000    Commerzbank A.G.
                5.74%, 02/06/96........................................................       5,000,184
   5,000,000    Credit Suisse
                5.73%, 01/09/96........................................................       4,999,989
   5,000,000    Credit Suisse
                5.79%, 01/19/96........................................................       5,000,086
   5,000,000    Dresdner Bank A.G.
                5.81%, 01/02/96........................................................       5,000,001
   5,000,000    Dresdner Bank A.G.
                5.71%, 04/16/96........................................................       5,000,748
   5,000,000    Deutsche Bank
                5.80%, 01/04/96........................................................       5,000,007
   5,000,000    Deutsche Bank
                5.79%, 01/12/96........................................................       5,000,004
   5,000,000    Deutsche Bank
                5.77%, 01/19/96........................................................       4,999,957
   5,000,000    Lloyds Bank Plc
                5.79%, 01/08/96........................................................       5,000,010
   5,000,000    National Westminster Bank
                5.82%, 01/12/96........................................................       5,000,059
   5,000,000    National Westminster Bank
                5.57%, 06/04/96........................................................       5,000,419
   5,000,000    Rabobank Nederland
                5.75%, 03/05/96........................................................       5,000,346
   5,000,000    Rabobank Nederland
                5.71%, 04/26/96........................................................       5,001,432

                                                                                               VALUE
  PAR VALUE                                                                                  (NOTE 2)
------------                                                                               ------------
$  5,000,000    Societe Generale
                5.73%, 01/16/96........................................................    $  5,000,073
   5,000,000    Societe Generale
                5.79%, 01/26/96........................................................       5,000,034
   5,000,000    Societe Generale
                5.60%, 06/03/96........................................................       5,000,832
   5,000,000    Societe Generale
                5.56%, 06/04/96........................................................       5,000,209
                                                                                           ------------
                TOTAL CERTIFICATES OF DEPOSIT..........................................     155,004,768
                (Cost $ 155,004,768)                                                       ------------

BANKERS' ACCEPTANCES - 6.49%

   5,000,000    ABN AMRO Bank
                5.39%, 05/13/96........................................................       4,899,696
   4,775,000    Chemical Bank
                5.34%, 01/16/96........................................................       4,763,659
   5,000,000    Chemical Bank
                5.51%, 02/29/96........................................................       4,954,111
   5,000,000    Mellon Bank
                5.48%, 03/21/96........................................................       4,938,333
   3,120,000    Morgan Bank
                5.34%, 01/16/96........................................................       3,112,590
   5,000,000    Republic National Bank of New York
                5.46%, 02/16/96........................................................       4,964,350
                                                                                           ------------
                TOTAL BANKERS' ACCEPTANCES.............................................      27,632,739
                (Cost $ 27,632,739)                                                        ------------

U.S. GOVERNMENT OBLIGATIONS - 3.18%

                U.S. TREASURY BILLS - 3.18%

   4,000,000    5.49%, 07/25/96........................................................       3,873,768
  10,000,000    5.17%, 08/22/96........................................................       9,662,323
                                                                                           ------------
                TOTAL U.S. GOVERNMENT OBLIGATIONS......................................      13,536,091
                (Cost $ 13,536,091)                                                        ------------

DEMAND NOTE - 1.76%

   7,500,000    Commonwealth Life Insurance Co.
                6.11%, 12/31/99 (A)....................................................       7,500,000
                                                                                           ------------
                TOTAL DEMAND NOTE......................................................       7,500,000
                (Cost $ 7,500,000)                                                         ------------

                      See Notes to Financial Statements.

------------


                 MONEY MARKET FUND
  The Kent       PORTFOLIO OF INVESTMENTS (continued)
  Funds          DECEMBER 31, 1995
------------

                                                                                               VALUE
  PAR VALUE                                                                                  (NOTE 2)
------------                                                                               ------------
CORPORATE NOTE - 1.18%

$  5,000,000    Exxon Capital Corp.
                7.88%, 04/15/96........................................................    $  5,029,614
                                                                                           ------------
                TOTAL CORPORATE NOTE...................................................       5,029,614
                (Cost $ 5,029,614)                                                         ------------

REPURCHASE AGREEMENT - 4.69%

  20,000,000    Donaldson, Lufkin & Jenrette
                5.80%, Due 01/02/96, Dated 12/29/95
                Maturity Value $ 20,012,889
                (Collateralized By U.S. Treasury Note 5.50%,
                Due 1996; Par Value $ 20,201,000; Market
                Value $ 20,213,626)....................................................      20,000,000
                                                                                           ------------
                TOTAL REPURCHASE AGREEMENT.............................................      20,000,000
                (Cost $ 20,000,000)                                                        ------------

TOTAL INVESTMENTS - 99.95%.............................................................     425,839,920
(Cost $ 425,839,920)**                                                                     ------------

NET OTHER ASSETS AND LIABILITIES - 0.05%...............................................         202,400
                                                                                           ------------
NET ASSETS - 100.00%...................................................................    $426,042,320
                                                                                           ============

----------------------------------------

 ** Aggregate cost for Federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. The interest rate shown reflects the rate in effect at December 31, 1995.
(B) Securities are tax-exempt.


                      See Notes to Financial Statements.

------------


                 MICHIGAN MUNICIPAL MONEY MARKET FUND
  The Kent       PORTFOLIO OF INVESTMENTS
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
MUNICIPAL SECURITIES - 99.56%

                MICHIGAN - 92.78%

$  500,000      Armada Area Schools, UTGO, Q-SBLF
                3.80%, 05/01/96........................................................    $    500,000
 2,000,000      Battle Creek, EDC
                Michigan Carton & Paperboard Co.
                5.20%, 12/01/99 (A)
                LOC: American National Bank & Trust....................................       2,000,001
   400,000      Big Swan Creek, LTGO, Series 1995
                Intercounty Drain System
                3.70%, 06/01/96
                Insured: MBIA..........................................................         399,683
   300,000      Byron Center Public Schools, UTGO, Q-SBLF
                4.25%, 05/01/96
                Insured: MBIA..........................................................         300,000
   170,000      Clinton Township, EDC
                Pointe Village Square Project
                4.75%, 02/01/14 (A)
                LOC: RTC...............................................................         170,000
 1,000,000      Cornell Township, EDC
                Mead Escanaba Paper Co.
                3.55%, 01/30/96
                LOC: Credit Suisse.....................................................       1,000,000
 2,000,000      Cornell Township, EDC
                Mead Escanaba Paper Co.
                3.50%, 02/22/96
                LOC: Credit Suisse.....................................................       2,000,000
 1,100,000      Cornell Township, EDC
                Mead Escanaba Paper Co.
                3.70%, 03/01/15 (A)
                LOC: Credit Suisse.....................................................       1,100,000
 3,500,000      Dearborn, EDC
                Limited Obligation, Oakbrook Common
                5.10%, 03/01/25 (A)
                LOC: Mellon Bank.......................................................       3,500,000
   500,000      Delta County, EDC
                Environmental Improvement, Mead Paper Co.
                6.10%, 12/01/23 (A)
                LOC: Union Bank of Switzerland.........................................         500,000

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                MICHIGAN (CONTINUED)

$1,200,000      Delta County, EDC, Series A
                Environmental Improvement, Mead Paper Co.
                3.60%, 12/01/23 (A)
                LOC: Swiss Bank........................................................    $  1,200,000
 1,000,000      Delta County, EDC, Series A
                Environmental Improvement, Mead Paper Co.
                3.75%, 12/01/23 (A)
                LOC: Bank of Nova Scotia...............................................       1,000,000
 1,100,000      Delta County, EDC, Series C
                Environmental Improvement, Mead Paper Co.
                5.90%, 12/01/23 (A)
                LOC: Bank of Nova Scotia...............................................       1,100,000
 1,000,000      Delta County, EDC, Series D
                Environmental Improvement, Mead Paper Co.
                6.00%, 12/01/23 (A)
                LOC: Credit Suisse.....................................................       1,000,000
   500,000      Delta County, EDC, Series E
                Environmental Improvement, Mead Paper Co.
                6.00%, 12/01/23 (A)
                LOC: Bank of Nova Scotia...............................................         500,000
   500,000      Detroit City School District, GO
                State School Aid Notes
                4.50%, 05/01/96........................................................         501,044
   480,000      Farmington Hills, EDC
                Limited Obligation, Brookfield Building Associates
                5.20%, 11/10/01 (A)
                LOC: Comerica Bank.....................................................         480,000
   270,000      Farmington Hills, EDC
                Marketing Displays
                4.15%, 09/01/08 (A)
                LOC: Comerica Bank.....................................................         270,000
 1,255,000      Farmington Hills, HFA
                Botsford General Hospital, Series B
                6.00%, 02/15/16 (A)
                Insured: MBIA, SBPA: Comerica Bank.....................................       1,255,000
 1,025,000      Frankenmuth, EDC
                Limited Obligation, Memtron Tech., Inc. Project
                5.15%, 11/01/09 (A)
                LOC: Comerica Bank.....................................................       1,025,000
 1,855,000      Genesee County, EDC
                Limited Obligation, Grand Blanc
                Convalescent Center
                3.95%, 11/01/11 (A)
                LOC: Citizens Commercial & Savings.....................................       1,855,000

                      See Notes to Financial Statements.

------------


                 MICHIGAN MUNICIPAL MONEY MARKET FUND
  The Kent       PORTFOLIO OF INVESTMENTS (continued)
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                MICHIGAN (CONTINUED)

$1,400,000      Grand Rapids, EDC
                Limited Obligation, Folk Investments
                5.10%, 09/01/98 (A)
                LOC: First of America..................................................    $  1,400,000
 1,500,000      Grand Rapids Water Supply System
                System Revenue, Refunding Bond
                Prerefunded 01/01/96
                9.50%, 01/01/16........................................................       1,530,000
 1,800,000      Grand Rapids Water Supply System
                5.90%, 01/01/20 (A)
                LOC: Societe Generale; Insured: FGIC...................................       1,800,000
 3,000,000      Holland, EDC
                Thrifty Holland, Inc.
                3.90%, 03/01/13 (A)
                LOC: Industrial Bank of Japan..........................................       3,000,000
 1,000,000      Kalamazoo, HFA
                Bronson Methodist Hospital
                3.65%, 06/01/96 (A)
                LOC: National Bank of Detroit..........................................       1,000,000
   400,000      Lake Orion Community
                School District, UTGO
                3.80%, 05/01/96
                Insured: AMBAC.........................................................         400,000
 1,970,000      Leelanau County, EDC
                American Mutual
                3.90%, 06/15/06 (A)
                LOC: First of America..................................................       1,970,000
   300,000      Livonia County, EDC
                American Mutual
                3.95%, 11/15/04 (A)
                LOC: First of America..................................................         300,000
 2,100,000      Meridian, EDC
                Hannah Research & Technology Center
                4.25%, 11/15/14 (A)
                LOC: Barclays Bank.....................................................       2,100,000
 1,500,000      Michigan Municipal Bond Authority
                Series A
                5.00%, 05/03/96........................................................       1,503,624
 1,500,000      Michigan Municipal Bond Authority
                Series C
                4.50%, 09/06/96........................................................       1,505,393

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                MICHIGAN (CONTINUED)

$1,500,000      Michigan Public Power Agency
                Belle River Project
                Prerefunded 01/01/96
                7.25%, 01/01/12........................................................    $  1,530,000
   310,000      Michigan Public Power Agency
                Belle River Project
                Prerefunded 01/01/96
                7.00%, 01/01/18........................................................         313,100
   700,000      Michigan State, HFA, Series A
                Hospital Equipment Loan Program
                5.20%, 02/01/23 (A)
                LOC: First of America..................................................         700,000
 6,000,000      Michigan State Building Authority
                4.10%, 01/16/96
                LOC: CIBC..............................................................       6,000,000
   500,000      Michigan State Building Authority
                Saginaw State University
                6.80%, 04/01/96
                Insured: AMBAC.........................................................         503,769
   500,000      Michigan State Comprehensive
                Transportation, Series 2
                Prerefunded 02/01/96
                7.75%, 08/01/11........................................................         511,636
   500,000      Michigan State Housing
                Development Authority
                Pine Ridge
                5.10%, 10/01/07 (A)
                LOC: National Westminster..............................................         500,000
 3,000,000      Michigan State Housing
                Development Authority
                Shoal Creek
                5.10%, 10/01/07 (A)
                LOC: National Westminster..............................................       3,000,000
 1,500,000      Michigan State Housing
                Development Authority
                Woodland Meadows Project
                5.20%, 03/01/13 (A)
                LOC: Swiss Bank........................................................       1,500,000
 3,450,000      Michigan State Housing
                Development Authority, Series A
                3.90%, 01/05/96
                LOC: Sanwa Bank........................................................       3,450,000

                      See Notes to Financial Statements.

------------


                 MICHIGAN MUNICIPAL MONEY MARKET FUND
  The Kent       PORTFOLIO OF INVESTMENTS (continued)
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                MICHIGAN (CONTINUED)

$1,200,000      Michigan State Job Development Authority
                Hitachi Metals
                4.00%, 01/01/04 (A)
                LOC: Sanwa Bank........................................................    $  1,200,000
 3,300,000      Michigan State Job Development Authority
                BASF Wyandotte Corp.
                5.19%, 12/01/09 (A)
                LOC: Credit Suisse.....................................................       3,300,000
 1,600,000      Michigan State Strategic Fund
                Dow Chemical
                3.95%, 01/30/96........................................................       1,600,000
   410,000      Michigan State Strategic Fund
                Lutheran Social Services Project
                4.00%, 09/01/96
                LOC: First of America..................................................         410,000
 1,800,000      Michigan State Strategic Fund
                Pilot Industries, Inc. Project
                5.50%, 06/01/99 (A)
                LOC: National Bank of Detroit..........................................       1,800,000
   890,000      Michigan State Strategic Fund Limited
                Obligation Revenue
                Tawas Bay Associates Project
                3.90%, 12/01/01 (A)
                LOC: First of America..................................................         890,000
 1,200,000      Michigan State Strategic Fund
                Uniflow Corp. Project
                5.50%, 06/01/02 (A)
                LOC: National Bank of Detroit..........................................       1,200,000
 1,800,000      Michigan State Strategic Fund
                Mans Project
                5.15%, 10/01/06 (A)
                LOC: Comerica Bank.....................................................       1,800,000
   225,000      Michigan State Strategic Fund Limited
                Obligation Revenue, Kazoo, Inc. Project
                4.25%, 03/15/07 (A)
                LOC: First of America..................................................         225,000
 1,500,000      Michigan State Strategic Fund
                Waltec American Forging
                5.20%, 10/01/09 (A)
                LOC: Bank of Nova Scotia...............................................       1,500,000
 1,535,000      Michigan State Strategic Fund
                Plascore, Inc. Project
                5.25%, 10/01/09 (A)
                LOC: First Michigan Bank...............................................       1,535,000

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                MICHIGAN (CONTINUED)

$  500,000      Michigan State Strategic Fund
                Tenibac Graphion, Inc. Project
                5.20%, 05/01/10 (A)
                LOC: National Bank of Detroit..........................................    $    500,000
 1,000,000      Michigan State Strategic Fund
                Ironwood Plastics, Inc.
                5.15%, 11/01/11 (A)
                LOC: First of America..................................................       1,000,000
 2,000,000      Michigan State Strategic Fund
                Solid Waste Disposal
                Grayling Generating Project
                5.10%, 01/01/14 (A)
                LOC: Barclays Bank.....................................................       2,000,000
 4,900,000      Michigan State Strategic Fund
                JB Laboratories, Inc. Project
                5.25%, 12/01/14 (A)
                LOC: First Michigan Bank...............................................       4,900,000
 1,000,000      Michigan State Strategic Fund
                Molmec, Inc. Project
                5.35%, 12/01/14 (A)
                LOC: Comerica Bank.....................................................       1,000,000
 3,600,000      Michigan State Strategic Fund
                Dow Chemical Co. Project
                6.20%, 12/01/14 (A)....................................................       3,600,000
 2,500,000      Michigan State Strategic Fund
                Cincinnati Milacron, Inc. Project
                5.50%, 04/01/15 (A)
                LOC: PNC Bank..........................................................       2,500,000
 4,500,000      Michigan State Strategic Fund
                United Fixtures Co. Project
                5.30%, 05/01/15 (A)
                LOC: Lasalle National Bank.............................................       4,500,000
 2,100,000      Michigan State Strategic Fund
                Limited Obligation Revenue, Karona, Inc. Project
                5.50%, 12/01/15 (A)
                LOC: First of America..................................................       2,097,903
 2,400,000      Michigan State Strategic Fund, PCR
                Consumers Power Project
                5.95%, 04/15/18 (A)
                LOC: Union Bank of Switzerland.........................................       2,400,000
 6,000,000      Michigan State Strategic Fund
                Detroit Edison
                6.00%, 09/01/30 (A)
                LOC: Barclays Bank.....................................................       6,000,000
 2,050,000      Michigan State Strategic Fund, PCR, Series A
                Consumers Power Project
                5.15%, 09/01/00 (A)
                LOC: Union Bank of Switzerland.........................................       2,050,000

                      See Notes to Financial Statements.

------------


                 MICHIGAN MUNICIPAL MONEY MARKET FUND
  The Kent       PORTFOLIO OF INVESTMENTS (continued)
  Funds          DECEMBER 31, 1995
------------

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                MICHIGAN (CONTINUED)

$4,000,000      Michigan State Strategic Fund, PCR, Series A
                General Motors Corp. Project
                5.40%, 04/01/08 (A)....................................................    $  4,000,000
 2,500,000      Michigan State Strategic Fund, Series A
                Donnelly Corp. Project
                5.60%, 03/01/10 (A)
                LOC: Bank of Tokyo Ltd.................................................       2,500,000
 1,160,000      Michigan State Strategic Fund, Series A
                Bk Hardwoods Ltd. Project
                5.25%, 12/01/14 (A)
                LOC: First Michigan Bank...............................................       1,160,000
 1,195,000      Michigan State Strategic Fund, Series B
                Kay Screen Printing, Inc.
                5.50%, 01/01/07 (A)
                LOC: Comerica Bank.....................................................       1,195,000
 2,500,000      Michigan State Strategic Fund, Series B
                Limited Obligation Revenue, Donnelly Corp.
                4.25%, 04/01/08 (A)
                LOC: ABN-AMRO..........................................................       2,500,000
   800,000      Michigan State Strategic Fund, Series B-1
                5.20%, 01/01/14 (A)
                LOC: Comerica Bank.....................................................         800,000
 1,700,000      Michigan State Strategic Fund, Series E
                Kinder Care Centers
                5.35%, 10/01/99 (A)
                LOC: Toronto Dominion..................................................       1,700,000
 2,800,000      Michigan State Strategic Fund, Series E
                United Waste System, Inc. Project
                5.15%, 04/01/10 (A)
                LOC: Bank of America...................................................       2,800,000
 1,200,000      Midland County, EDC, Series A
                Dow Chemical Co. Project
                6.10%, 12/01/23 (A)....................................................       1,200,000
 2,000,000      Rockford Public Schools
                State Aid Notes
                4.10%, 05/15/96........................................................       2,000,688
 1,905,000      Sterling Heights, EDC
                Sterling Shopping Center
                5.15%, 12/01/10 (A)
                LOC: National Bank of Detroit..........................................       1,905,000
   800,000      University of Michigan
                Athletic Revenue Bonds
                5.95%, 06/01/00 (A)....................................................         800,000
 2,000,000      University of Michigan, Series A
                Hospital Revenue, Prerefunded 12/01/96
                7.75%, 12/01/12........................................................       2,112,949

                                                                                              VALUE
 PAR VALUE                                                                                   (NOTE 2)
------------                                                                               ------------
                MICHIGAN (CONTINUED)

$2,100,000      University of Michigan, Series A
                Hospital Revenue
                5.90%, 12/01/19 (A)....................................................    $  2,100,000
 1,000,000      University of Michigan, Series A
                Hospital Revenue
                5.90%, 12/01/27 (A)....................................................       1,000,000
 1,120,000      Warren, EDC
                Cross Country Inn
                4.05%, 11/01/06 (A)
                LOC: Huntington Bank...................................................       1,120,000
 2,035,000      Warren, EDC
                CMX Corp. Project
                4.25%, 03/15/07 (A)
                LOC: First of America..................................................       2,035,000
   200,000      Warren, EDC
                Elias Brothers Restaurants
                4.26%, 12/01/11 (A)
                LOC: RTC...............................................................         200,000
   915,000      Wyoming, EDC
                Family One, Inc. Project
                5.15%, 11/01/19 (A)
                LOC: Comerica Bank.....................................................         915,000
                                                                                           ------------
                                                                                            136,224,790
                                                                                           ------------
                OTHER TERRITORIES - 6.78%

 2,750,000      Puerto Rico IM&EPC
                Facilities Financing Authority
                Reynolds Metals Project
                3.75%, 09/01/13 (A)
                LOC: ABN-AMRO Bank.....................................................       2,750,000
 3,000,000      Puerto Rico IM&EPC
                Facilities Financing Authority
                Abbott Labs Project
                5.10%, 03/01/23 (A)....................................................       3,000,000
 4,200,000      Puerto Rico IM&EPC, Series A
                Facilities Financing Authority
                Merck & Co., Inc.
                4.10%, 12/01/18 (A)....................................................       4,203,204
                                                                                           ------------
                                                                                              9,953,204
                                                                                           ------------
                TOTAL MUNICIPAL SECURITIES
                (Cost $146,177,994)....................................................     146,177,994
                                                                                           ------------

                      See Notes to Financial Statements.

------------


                 MICHIGAN MUNICIPAL MONEY MARKET FUND
  The Kent       PORTFOLIO OF INVESTMENTS (continued)
  Funds          DECEMBER 31, 1995
------------

                                                                                               VALUE
   SHARES                                                                                    (NOTE 2)
------------                                                                               ------------
INVESTMENT COMPANY - 0.14%

   198,789      Reich & Tang Tax Exempt Proceeds Fund..................................    $    198,789
                                                                                           ------------
                TOTAL INVESTMENT COMPANY...............................................         198,789
                (Cost $198,789)                                                            ------------

TOTAL INVESTMENTS - 99.70%.............................................................     146,376,783
(Cost $ 146,376,783)**                                                                     ------------

NET OTHER ASSETS AND LIABILITIES - 0.30%...............................................         441,245
                                                                                           ------------
NET ASSETS - 100.00%...................................................................    $146,818,028
                                                                                           ============

----------------------------------------

**       Aggregate cost for Federal tax purposes.
(A)      Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put Bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect at December 31, 1995.
AMBAC    American Municipal Bond Assurance Corp.
CIBC     Canadian Imperial Bank of Commerce
EDC      Economic Development Corp.
FGIC     Financial Guarantee Insurance Corp.
GO       General Obligation
HFA      Hospital Finance Authority
IM&EPC   Individual Medical & Environmental Pollution Control
LOC      Letter of Credit
LTGO     Limited Tax General Obligation
MBIA     Municipal Bond Insurance Association
PCR      Pollution Control Revenue
Q-SBLF   Qualified for School Bond Loan Fund
RTC      Resolution Trust Co.
SBPA     Stand-By Purchase Agreement
UTGO     Unlimited Tax General Obligation

                      See Notes to Financial Statements.

------------



  The Kent       STATEMENTS OF ASSETS AND LIABILITIES
  Funds          DECEMBER 31, 1995
------------

                                                                                                  MICHIGAN
                                                                                 MONEY            MUNICIPAL
                                                                                MARKET          MONEY MARKET
                                                                                 FUND               FUND
                                                                             -------------      -------------
ASSETS:
  Investments (Note 2):
    Investments at cost.................................................     $ 405,839,920      $ 146,376,783
    Repurchase agreements...............................................        20,000,000                 --
                                                                             -------------      -------------
       Total investments at value.......................................       425,839,920        146,376,783
  Cash..................................................................                --              4,925
  Interest and dividend receivables.....................................         2,337,440            966,861
  Receivable for shares sold............................................            22,391                 --
  Receivable from Investment Adviser....................................            17,656             14,137
                                                                             -------------      -------------
       Total Assets.....................................................       428,217,407        147,362,706
                                                                             -------------      -------------
LIABILITIES:
  Dividends payable.....................................................         2,037,653            492,492
  Advisory fee payable (Note 3).........................................            19,755              6,285
  Payable to administrator and transfer agent (Note 3)..................            13,858              4,054
  Payable to custodian (Note 3).........................................               140                 --
  Accrued expenses and other payables...................................           103,681             41,847
                                                                             -------------      -------------
       Total Liabilities................................................         2,175,087            544,678
                                                                             -------------      -------------
NET ASSETS..............................................................     $ 426,042,320      $ 146,818,028
                                                                             =============      =============
NET ASSETS CONSIST OF:
  Paid-in-capital.......................................................     $ 426,030,099      $ 146,817,498
  Undistributed (overdistributed) net investment income.................            13,072                 --
  Accumulated net realized gain (loss) on investments sold..............              (851)               530
                                                                             -------------      -------------
TOTAL NET ASSETS........................................................     $ 426,042,320      $ 146,818,028
                                                                             =============      =============
INSTITUTIONAL SHARES
  Net Assets............................................................     $ 424,814,858      $ 145,214,896
  Shares Outstanding....................................................       424,807,844        145,192,083
  Net Asset Value, offering and redemption price per share..............     $        1.00      $        1.00
                                                                             =============      =============
INVESTMENT SHARES
  Net Assets............................................................     $   1,227,462      $   1,603,132
  Shares Outstanding....................................................         1,227,451          1,603,095
  Net Asset Value, offering and redemption price per share..............     $        1.00      $        1.00
                                                                             =============      =============

                      See Notes to Financial Statements.

------------



  The Kent       STATEMENTS OF OPERATIONS
  Funds          FOR THE YEAR ENDED DECEMBER 31, 1995
------------

                                                                                                   MICHIGAN
                                                                                 MONEY            MUNICIPAL
                                                                                 MARKET          MONEY MARKET
                                                                                  FUND               FUND
                                                                             --------------     --------------
INVESTMENT INCOME (NOTE 2):
  Interest..............................................................     $   30,826,476     $    5,859,712
  Dividends.............................................................                 --             66,485
                                                                             --------------     --------------
      Total Investment Income...........................................         30,826,476          5,926,197
                                                                             --------------     --------------
EXPENSES:
  Investment advisory fee (Note 3)......................................          2,056,213            590,771
  Administration fee (Note 3)...........................................          1,028,107            295,385
  Custodian fee (Note 3)................................................             52,515             18,375
  Fund accounting fee (Note 3)..........................................              1,241              1,956
  Legal fee (Note 3)....................................................             24,863              7,601
  Audit fee.............................................................              6,543              4,980
  Shareholder services fee (Notes 3 and 4)..............................             26,671             15,283
  Trustees' fees and expenses (Note 3)..................................              3,194              3,194
  Printing expense (Note 4).............................................             20,076             10,504
  Registration fees.....................................................              5,369              5,163
  Miscellaneous fees....................................................             18,478              6,517
                                                                             --------------     --------------
      Total Expenses before reimbursement/waiver........................          3,243,270            959,729
      Less: Reimbursement/waiver (Note 3)...............................           (407,578)          (130,065)
                                                                             --------------     --------------
      Total Expenses net of reimbursement/waiver........................          2,835,692            829,664
                                                                             --------------     --------------
NET INVESTMENT INCOME...................................................         27,990,784          5,096,533
                                                                             --------------     --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 2).........                129                530
                                                                             --------------     --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........     $   27,990,913     $    5,097,063
                                                                             ==============     ==============

                      See Notes to Financial Statements.

------------



  The Kent
  Funds          STATEMENTS OF CHANGES IN NET ASSETS
------------

                                                                                                 MICHIGAN MUNICIPAL MONEY
                                                                 MONEY MARKET FUND                      MARKET FUND
                                                          -------------------------------     ------------------------------
                                                              YEAR ENDED DECEMBER 31,             YEAR ENDED DECEMBER 31,
                                                          -------------------------------     ------------------------------
                                                              1995              1994              1995              1994
                                                          -------------     -------------     -------------    -------------
NET ASSETS AT BEGINNING OF YEAR........................   $ 323,908,424     $ 360,217,000     $ 128,542,814    $ 183,514,823
                                                          -------------     -------------     -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
  Net investment income................................      27,990,784        12,474,287         5,096,533        3,205,730
  Net realized gain (loss) on investments sold.........             129              (547)              530            6,263
                                                          -------------     -------------     -------------    -------------
  Net increase (decrease) in net assets resulting
    from operations....................................      27,990,913        12,473,740         5,097,063        3,211,993
                                                          -------------     -------------     -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 2 & 5):
  Net investment income................................     (27,990,784)      (12,474,287)       (5,096,533)      (3,205,730)
  Net realized gain on investments.....................              --                --                --               --
                                                          -------------     -------------     -------------    -------------
    Total Distributions................................     (27,990,784)      (12,474,287)       (5,096,533)      (3,205,730)
                                                          -------------     -------------     -------------    -------------
SHARE TRANSACTIONS (NOTE 5):
  INSTITUTIONAL SHARES:
  Shares issued........................................     866,868,069       639,093,684       191,689,616      209,379,926
  Reinvestment of distributions........................         406,420                --                --               --
  Shares redeemed......................................    (765,999,260)     (675,177,175)     (174,639,291)    (264,587,907)
                                                          -------------     -------------     -------------    -------------
    Net Institutional Shares transactions..............     101,275,229       (36,083,491)       17,050,325      (55,207,981)
                                                          -------------     -------------     -------------    -------------
  INVESTMENT SHARES:
  Shares issued........................................       2,977,389         1,288,667         1,849,184          391,776
  Reinvestment of distributions........................          58,593            16,614            23,230            6,639
  Shares redeemed......................................      (2,177,444)       (1,529,819)         (648,055)        (168,706)
                                                          -------------     -------------     -------------    -------------
    Net Investment Shares transactions.................         858,538          (224,538)        1,224,359          229,709
                                                          -------------     -------------     -------------    -------------
  Net increase (decrease) from shares transactions.....     102,133,767       (36,308,029)       18,274,684      (54,978,272)
                                                          -------------     -------------     -------------    -------------
  Net increase (decrease) in net assets................     102,133,896       (36,308,576)       18,275,214      (54,972,009)
                                                          -------------     -------------     -------------    -------------
NET ASSETS AT END OF YEAR (INCLUDING LINE A)...........   $ 426,042,320     $ 323,908,424     $ 146,818,028    $ 128,542,814
                                                          =============     =============     =============    =============
(A) UNDISTRIBUTED (OVERDISTRIBUTED) NET
     INVESTMENT INCOME.................................   $      13,072     $      13,072     $          --    $          --
                                                          =============     =============     =============    =============

                      See Notes to Financial Statements.

------------


                 MONEY MARKET FUND
  The Kent       FINANCIAL HIGHLIGHTS
  Funds          FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR.
------------

INSTITUTIONAL SHARES

                                                                                  YEAR ENDED DECEMBER 31,
                                                             -----------------------------------------------------------------
                                                               1995          1994          1993          1992           1991
                                                             ---------     ---------     ---------     ---------     ---------
Net Asset Value, Beginning of year........................   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                             ---------     ---------     ---------     ---------     ---------
Income from Investment Operations:
  Net investment income...................................        0.05          0.04          0.03          0.03          0.06
  Net realized gain (loss) on investments.................          --            --            --            --            --
                                                             ---------     ---------     ---------     ---------     ---------
      Total from Investment Operations:...................        0.05          0.04          0.03          0.03          0.06
                                                             ---------     ---------     ---------     ---------     ---------
Less Distributions from:
  Net investment income...................................       (0.05)        (0.04)        (0.03)        (0.03)        (0.06)
  Net realized gains on investments.......................          --            --            --            --            --
                                                             ---------     ---------     ---------     ---------     ---------
      Total Distributions:................................       (0.05)        (0.04)        (0.03)        (0.03)        (0.06)
                                                             ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net asset value................          --            --            --            --            --
                                                             ---------     ---------     ---------     ---------     ---------
Net Asset Value, End of year..............................   $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                                             =========     =========     =========     =========     =========

Total Return for period indicated.........................        5.58%         3.75%         2.68%         3.40%         5.65%

Ratios/Supplemental Data:
Net Assets, End of year (000's)...........................   $ 424,815     $ 323,539     $ 359,624     $ 220,508     $    $ 28
Ratios to average net assets:
  Net investment income including reimbursement/waiver....        5.45%         3.65%         2.65%         3.23%         5.53%
  Net investment income excluding reimbursement/waiver....        5.37%         3.59%         2.57%         2.92%         5.21%
  Operating expenses including reimbursement/waiver.......        0.55%         0.60%         0.60%         0.60%         0.60%
  Operating expenses excluding reimbursement/waiver.......        0.63%         0.65%         0.68%         0.91%         0.92%

                      See Notes to Financial Statements.

------------


                 MONEY MARKET FUND
  The Kent       FINANCIAL HIGHLIGHTS (CONTINUED)
  Funds          FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
------------

INVESTMENT SHARES

                                                                             PERIOD ENDED DECEMBER 31,
                                                             ------------------------------------------------------
                                                                1995           1994           1993        1992/(1)/
                                                             ---------       --------        -------      ---------
Net Asset Value, Beginning of period......................    $   1.00       $   1.00        $  1.00        $  1.00
                                                             ---------       --------        -------      ---------
Income from Investment Operations:
  Net investment income...................................        0.05           0.04           0.03             --
  Net realized gain (loss) on investments.................          --             --             --             --
                                                             ---------       --------        -------      ---------
      Total from Investment Operations:...................        0.05           0.04           0.03             --
                                                             ---------       --------        -------      ---------
Less Distributions from:
  Net investment income...................................       (0.05)         (0.04)         (0.03)            --
  Net realized gains on investments.......................          --             --             --             --
                                                             ---------       --------        -------      ---------
      Total Distributions:................................       (0.05)         (0.04)         (0.03)            --
                                                             ---------       --------        -------      ---------
Net increase (decrease) in net asset value................          --             --             --             --
                                                             ---------       --------        -------      ---------
Net Asset Value, End of period............................    $   1.00       $   1.00        $  1.00        $  1.00
                                                             =========       ========        =======      =========

Total Return for period indicated.........................        5.56%          3.71%          2.67%          0.27%

Ratios/Supplemental Data:
Net Assets, End of period (000's).........................    $  1,227       $    369        $   593        $    11
Ratios to average net assets:
  Net investment income including reimbursement/waiver....        5.41%          3.58%          2.63%          3.30%*
  Net investment income excluding reimbursement/waiver....        5.33%          3.53%         (1.24)%         3.25%*
  Operating expenses including reimbursement/waiver.......        0.55%          0.63%          0.63%          0.63%*
  Operating expenses excluding reimbursement/waiver.......        0.62%          0.68%          4.49%          0.68%*

----------------------------------------

 *  Annualized
(1) The Investment Class date of initial public investment was December 9, 1992.

                      See Notes to Financial Statements.

------------


                 MICHIGAN MUNICIPAL MONEY MARKET FUND
  The Kent       FINANCIAL HIGHLIGHTS
  Funds          FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
------------

INSTITUTIONAL SHARES

                                                                          PERIOD ENDED DECEMBER 31,
                                                      -----------------------------------------------------------------
                                                        1995          1994           1993          1992       1991/(1)/
                                                      --------      --------       --------      --------     ---------
Net Asset Value, Beginning of period..............    $   1.00      $   1.00       $   1.00      $   1.00      $   1.00
                                                      --------      --------       --------      --------     ---------
Income from Investment Operations:
  Net investment income...........................        0.03          0.02           0.02          0.03          0.02
  Net realized gain (loss) on investments.........          --            --             --            --            --
                                                      --------      --------       --------      --------     ---------
      Total from Investment Operations:...........        0.03          0.02           0.02          0.03          0.02
                                                      --------      --------       --------      --------     ---------
Less Distributions from:
  Net investment income...........................       (0.03)        (0.02)         (0.02)        (0.03)        (0.02)
  Net realized gains on investments...............          --            --             --            --            --
                                                      --------      --------       --------      --------     ---------
      Total Distributions:........................       (0.03)        (0.02)         (0.02)        (0.03)        (0.02)
                                                      --------      --------       --------      --------     ---------
Net increase (decrease) in net asset value........          --            --             --            --            --
                                                      --------      --------       --------      --------     ---------
Net Asset Value, End of period....................    $   1.00      $   1.00       $   1.00      $   1.00      $   1.00
                                                      ========      ========       ========      ========     =========

Total Return for period indicated.................        3.50%         2.40%          2.00%         2.63%         2.37%

Ratios/Supplemental Data:
Net Assets, End of Period (000's).................    $145,215      $128,164       $183,366      $ 72,906      $ 49,618
Ratios to average net assets:
  Net investment income including
    reimbursement/waiver..........................        3.45%         2.33%          1.96%         2.56%         4.03%*
  Net investment income excluding
    reimbursement/waiver..........................        3.36%         2.23%          1.87%         2.29%         3.93%*
  Operating expenses including
    reimbursement/waiver..........................        0.56%         0.60%          0.60%         0.60%         0.60%*
  Operating expenses excluding
    reimbursement/waiver..........................        0.65%         0.70%          0.69%         0.86%         0.77%*

----------------------------------------
*   Annualized
(1) The Institutional Class commenced operations on June 3, 1991.

                      See Notes to Financial Statements.

------------


                 MICHIGAN MUNICIPAL MONEY MARKET FUND
  The Kent       FINANCIAL HIGHLIGHTS (CONTINUED)
  Funds          FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
------------

INVESTMENT SHARES

                                                                                  PERIOD ENDED DECEMBER 31,
                                                                    ----------------------------------------------------
                                                                     1995           1994           1993        1992/(1)/
                                                                    -------        -------        -------      ---------
Net Asset Value, Beginning of period............................    $  1.00        $  1.00        $  1.00       $  1.00
                                                                    -------        -------        -------       -------
Income from Investment Operations:
  Net investment income.........................................       0.03           0.02           0.02           ***
  Net realized gain (loss) on investments.......................         --             --             --            --
                                                                    -------        -------        -------       -------
      Total from Investment Operations:.........................       0.03           0.02           0.02            --
                                                                    -------        -------        -------       -------
Less Distributions from:
  Net investment income.........................................      (0.03)         (0.02)         (0.02)           --
  Net realized gains on investments.............................         --             --             --            --
                                                                    -------        -------        -------       -------
      Total Distributions:......................................      (0.03)         (0.02)         (0.02)           --
                                                                    -------        -------        -------       -------
Net increase (decrease) in net asset value......................         --             --             --            --
                                                                    -------        -------        -------       -------
Net Asset Value, End of period..................................    $  1.00        $  1.00        $  1.00       $  1.00
                                                                    =======        =======        =======       =======

Total Return for period indicated...............................       3.48%          2.38%          1.98%         0.03%

Ratios/Supplemental Data:
Net Assets, End of period (000's)...............................    $ 1,603        $   379        $   149       $     0
Ratios to average net assets:
  Net investment income including reimbursement/waiver..........       3.48%          2.47%          2.01%         2.92%*
  Net investment income excluding reimbursement/waiver..........       3.39%          2.37%         (1.13)%        2.92%*
  Operating expenses including reimbursement/waiver.............       0.54%          0.63%          0.63%         0.00%*
  Operating expenses excluding reimbursement/waiver.............       0.62%          0.73%          3.77%         0.00%*

----------------------------------------
*   Annualized
*** Amount is less than $0.005
(1) The Investment Class date of initial public investment was December 15, 1992.

                      See Notes to Financial Statements.

------------



  The Kent
  Funds          NOTES TO FINANCIAL STATEMENTS
------------

1.   ORGANIZATION

     The Kent Funds (the "Trust") was organized as a Massachusetts business trust on May 9, 1986, and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of the date of this report, the Trust offered thirteen managed investment portfolios. The accompanying financial statements and financial highlights are those of the Money Market Fund and the Michigan Municipal Money Market Fund (individually, a "Portfolio", collectively, the "Portfolios") only. The Trust offers two classes of shares: Investment and Institutional.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Portfolios in the preparation of the financial statements.

PORTFOLIO VALUATION: Securities in the Portfolios are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, which approximates market value. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

REPURCHASE AGREEMENTS: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations including interest. In the event of a counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the market value of the underlying securities during the period while the Portfolio seeks to assure its rights. The Portfolio's investment adviser, acting under the supervision of the Trust's Board of Trustees, reviews the value of collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Portfolios declare dividends daily from net investment income and pay such dividends monthly. Net investment income for this purpose consists of interest accrued, discount earned (including both original issue and market discount), less amortization of any market premium, dividends earned and accrued expenses. Net realized capital gains, if any, are distributed at least annually.

------------



  The Kent
  Funds          NOTES TO FINANCIAL STATEMENTS (CONTINUED)
------------

     The amounts of income and capital gains to be distributed are determined in accordance with income tax regulations. Such amounts may vary from income and capital gains recognized in accordance with generally accepted accounting principles.

FEDERAL TAXES: The Trust treats each Portfolio as a separate entity for Federal income tax purposes. Each Portfolio intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Portfolio will not be subject to Federal income taxes to the extent that it distributes all of its taxable or tax-exempt income. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, each Portfolio will not be subject to a Federal excise tax. Therefore, no Federal income tax provision is required.

EXPENSES: Expenses directly attributable to a Portfolio are charged to the Portfolio, while expenses which are attributable to more than one investment portfolio of the Trust are allocated among the respective portfolios. In addition, investors in Investment Shares will pay the expenses directly attributable to the Investment Shares as a class, and investors in Institutional Shares will pay the expenses directly attributable to the Institutional Shares as a class.

3.   INVESTMENT ADVISORY, ADMINISTRATION AND OTHER FEES:

     Old Kent Bank ("Investment Adviser") serves as the investment adviser to the Trust. The Investment Adviser is a Michigan State Banking Association and the principal subsidiary of Old Kent Financial Corporation. The Investment Adviser is entitled to receive a fee, computed daily and paid monthly, at the annual rate of 0.40% of the average daily net assets of each of the Money Market Fund and the Michigan Municipal Money Market Fund.

     Effective March 31, 1995, First Data Investors Services Group, Inc. ("FDISG") formerly known as The Shareholder Services Group, Inc. doing business as 440 Financial, a wholly-owned subsidiary of First Data Corporation ("First Data"), serves as the Trust's administrator and transfer agent. FDISG (the "Administrator"), is entitled to receive a fee computed daily and paid monthly, at the annual rate of 0.20% for up to $5.0 billion, 0.18% for $5.0 to $7.5 billion and 0.15% for over $7.5 billion of the Trust's aggregate net assets. In addition, FDISG also receives a separate annual fee from each Portfolio for certain transfer agent services ("shareholder services fees"). Prior to March 31, 1995, the administration, fund accounting and transfer agency services described above were provided by 440 Financial Group of Worcester, Inc., a wholly-owned subsidiary of State Mutual Life Assurance Company of America ("State Mutual") for the same annual fees. On March 31, 1995, FDISG acquired substantially all the assets of 440 Financial Group of Worcester, Inc.

     The Investment Adviser has voluntarily reduced the advisory fee for The Money Market Fund and the Michigan Municipal Money Market Fund for the year ended December 31, 1995. The Investment Adviser has reimbursed the Institutional Shares and Investment Shares of the Money Market Fund and the Michigan Municipal Money Market Fund $152,240 and $125, and $54,800 and $50, respectively.

     The Administrator has voluntarily limited its fees of the Money Market Fund and the Michigan Municipal Money Market Fund. The Administrator has waived for the Institutional Shares and Investment Shares of the Money Market Fund and the Michigan Municipal Money Market Fund, $254,431 and $782, and $74,695 and $520, respectively, for the year ended December 31, 1995.

------------



  The Kent
  Funds          NOTES TO FINANCIAL STATEMENTS (CONTINUED)
------------

     Prior to April 1, 1994, Keystone Custodian Funds, Inc. ("Keystone") and Keystone Investor Resource Center, Inc. served as administrator and transfer agent respectively for the the Portfolios. Fee rates paid to Keystone and Keystone Investor Resource Center, Inc. were the same as those paid to FDISG.

     Each Portfolio has adopted a distribution plan (the "Plans") on behalf of the Investment Shares pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plans provide for payments to 440 Financial Distributors, Inc. (the "Distributor"), an indirect wholly-owned subsidiary of First Data, of 0.25% of the average daily net assets of the Investment Shares for each of the Portfolios. For the year ended December 31, 1995, no payments were made pursuant to the Plan by either Portfolio.

     The Distributor acts as the exclusive distributor of the Trust's shares. Prior to March 31, 1995, the Distributor was an indirect wholly-owned subsidiary of State Mutual. Prior to April 1, 1994, Fiduciary Investment Company, Inc. acted as the distributor of the Trust's shares.

     One Trustee and certain officers of the Trust are also officers of the current Administrator and/or the Distributor. Such Trustee and officers receive no compensation from the Trust for serving in their respective roles.

     Expenses for the Trust include legal fees paid to Drinker Biddle & Reath. A partner of that firm serves as Secretary of the Trust.

     Bankers Trust acts as the Trust's Custodian. Prior to October 25, 1995, the Trust's Custodian was The Chase Manhattan Bank, N.A., a wholly-owned subsidiary of The Chase Manhattan Corporation.

4.   CLASS LEVEL EXPENSES

     Each of the Portfolios has established two classes of shares, Investment Shares and Institutional Shares. Each share in each Portfolio, regardless of class, represents an equal pro rata interest in a Portfolio and has identical voting, dividend, liquidation and other rights, except in matters affecting only a particular Portfolio or class, in which case only shares of the affected Portfolio or class are entitled to vote. Each class may bear class specific expenses.

     Class specific expenses, if any, are currently limited to expenses directly attributable to the Investment Shares under the Plans, shareholder services fees and certain printing and postage expenses incurred as they relate to a particular class of shares. Shareholder services fees were borne by each of the Institutional Shares and Investment Shares for each Portfolio for the year ended December 31, 1995 as follows:

                                        INSTITUTIONAL      INVESTMENT
                                        -------------      ----------
Money Market Fund...................    $     26,604       $       67
Michigan Municipal
  Money Market Fund.................          15,213               70

5.   SHARES OF BENEFICIAL INTEREST

     The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest without par value. It allows for the creation of one or more classes of shares within each series, each of which, regardless of class designation, represents an equal proportionate interest in the Portfolios with each other share of that series. The Portfolios may issue more than one series of shares investing in portfolios of securities. The Trust currently issues thirteen series of shares with two separate classes in each series, Investment Shares and Institutional Shares. Each class of shares is entitled upon liquidation of the Portfolios to a pro rata

------------



  The Kent
  Funds          NOTES TO FINANCIAL STATEMENTS (continued)
------------

share in the net assets of the class of such series. Transactions in capital shares and distributions to shareholders are summarized below for each Portfolio.

TRANSACTIONS IN CAPITAL SHARES:

MONEY MARKET FUND

                                                            YEAR ENDED DECEMBER 31,
                                                      ---------------------------------
              INSTITUTIONAL SHARES                         1995                1994
                                                      -------------       -------------
Shares issued....................................       866,868,069         639,086,250
Reinvestment of distributions....................           406,420                  --
Shares redeemed..................................      (765,999,260)       (675,177,175)
                                                      -------------       -------------
      Net increase (decrease)....................       101,275,229         (36,090,925)
                                                      =============       =============

                INVESTMENT SHARES
Shares issued....................................         2,977,389           1,288,658
Reinvestment of distributions....................            58,593              16,614
Shares redeemed..................................        (2,177,444)         (1,529,819)
                                                      -------------       -------------
      Net increase (decrease)....................           858,538            (224,547)
                                                      =============       =============

MICHIGAN MUNICIPAL MONEY MARKET FUND

                                                            YEAR ENDED DECEMBER 31,
                                                      ---------------------------------
              INSTITUTIONAL SHARES                         1995                1994
                                                      -------------       -------------
Shares issued....................................       191,689,615         209,374,394
Reinvestment of distributions....................                --                  --
Shares redeemed..................................      (174,639,291)       (264,587,907)
                                                      -------------       -------------
      Net increase (decrease)....................        17,050,324         (55,213,513)
                                                      =============       =============

                INVESTMENT SHARES
Shares issued....................................         1,849,181             391,761
Reinvestment of distributions....................            23,230               6,639
Shares redeemed..................................          (648,055)           (168,706)
                                                      -------------       -------------
      Net increase (decrease)....................         1,224,356             229,694
                                                      =============       =============

DISTRIBUTIONS TO SHAREHOLDERS:

MONEY MARKET FUND

                                                            YEAR ENDED DECEMBER 31,
                                                      ---------------------------------
               INSTITUTIONAL SHARES                        1995                1994
                                                      -------------       -------------
Net investment income............................     $  27,928,222       $  12,456,845
Net realized gains...............................                --                  --
                                                      -------------       -------------
      Total distributions........................     $  27,928,222       $  12,456,845
                                                      =============       =============

                INVESTMENT SHARES
Net investment income............................     $      62,562       $      17,442
Net realized gains...............................                --                  --
                                                      -------------       -------------
      Total distributions........................     $      62,562       $      17,442
                                                      =============       =============

MICHIGAN MUNICIPAL MONEY MARKET FUND

                                                            YEAR ENDED DECEMBER 31,
                                                      ---------------------------------
               INSTITUTIONAL SHARES                        1995                1994
                                                      -------------       -------------
Net investment income............................     $   5,073,047       $   3,199,090
Net realized gains...............................                --                  --
                                                      -------------       -------------
      Total distributions........................     $   5,073,047       $   3,199,090
                                                      =============       =============

                INVESTMENT SHARES
Net investment income............................     $      23,486       $       6,640
Net realized gains...............................                --                  --
                                                      -------------       -------------
      Total distributions........................     $      23,486       $       6,640
                                                      =============       =============

------------



  The Kent
  Funds          NOTES TO FINANCIAL STATEMENTS (continued)
------------

6.   CAPITAL LOSS CARRYFORWARD

     As of December 31, 1995, the Money Market Fund had a capital loss carryforward for Federal tax purposes of approximately $433 which expires in 1999, $224 which expires in 2002 and $194 which expires in 2003.

7.   CONCENTRATION OF CREDIT

     The Michigan Municipal Money Market Fund invests primarily in debt obligations issued by the State of Michigan and its respective political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Portfolio is more susceptible to economic and political factors adversely affecting issuers of Michigan specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

REPORT OF INDEPENDENT AUDITORS

The Trustees
The Kent Funds:

We have audited the accompanying statements of assets and liabilities (page 9) of The Kent Money Market Fund and The Kent Michigan Municipal Money Market Fund, portfolios of The Kent Funds, including the portfolios of investments (pages 1 -
8), as of December 31, 1995, and the related statements of operations for the year then ended (page 10), the statements of changes in net assets for each of the years in the two-year period then ended (page 11) and the financial highlights for Institutional and Investment Shares for each of the years or periods in the five-year period then ended (pages 12 - 15). These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Kent Money Market Fund and The Kent Michigan Municipal Money Market Fund as of December 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with generally accepted accounting principles.


                                         KPMG Peat Marwick LLP

Boston, Massachusetts
February 9, 1996

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                                       22
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                                       23

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                                       24

                              INVESTMENT ADVISER
                                 Old Kent Bank
                            Grand Rapids, MI 49503


                                  DISTRIBUTOR
                       440 Financial Distributors, Inc.
                          290 Donald Lynch Boulevard
                              Marlboro, MA 01752

This report is submitted for the general information of shareholders of The Kent Money Market Fund and The Kent Michigan Municipal Money Market Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the funds, which contains more information concerning the funds' investment policies, as well as fees and expenses and other pertinent information. Read the prospectus carefully before investing.



        Shares of the funds are not deposits or obligations of, or guaranteed or endorsed by Old Kent Bank or any of its affiliates. Shares of the funds
[LOGO   are not federally insured by the U.S. Government, the Federal Deposit
APPEARS Insurance Corporation, the Federal Reserve Board or any other agency.
 HERE] Investment return and principal value will vary as a result of market conditions and other factors so that shares of the fund, when redeemed, may be worth more or less than their original cost. An investment in the funds involves investment risks, including the possible loss of principal. There can be no assurance that The Kent Money Market Fund or The Kent Michigan Municipal Money Market Fund will be able to maintain a stable net asset value of $1 per share.

         -----
          THE
         -----
                                                              ------------------
K E N T   F U N D S /(R)/                                          BULK RATE
                                                                  US POSTAGE
4400 COMPUTER DRIVE                                                  PAID
BOX 5108                                                       PERMIT NO. 54201
WESTBORO, MA 01581-5108                                           BOSTON, MA
                                                              ------------------





K-158